Note 17 - Pension Plan - Changes in Benefit Obligations (Details) - Pension Plan [Member] $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Projected benefit obligation	$ 31,421
Current service cost	1,076
Plan participants	336
Interest cost	794
Benefits paid	(438)
Foreign exchange	(969)
Expected projected benefit obligation, December 31, 2016	32,220
Actuarial loss, net of foreign exchange	4,438
Projected benefit obligation	$ 36,659